Interim Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Sales	$ 199	$ 873	$ 954	$ 1,679	$ 4,983	$ 4,426
Cost of sales	113	495	732	1,108	3,081	2,527
Gross Margin	86	378	222	571	1,902	1,899
Operating expenses
Amortization expense						17,760
General and administrative	9,606	8,042	15,338	17,307	38,024	31,910
Total operating expenses	9,606	8,042	15,338	17,307	38,024	49,670
Loss before other expense	(9,520)	(7,664)	(15,116)	(16,736)	(36,122)	(47,771)
Other items
Interest	(1,560)	(1,534)	(3,073)	(3,064)	(6,141)	(6,135)
Net loss and comprehensive loss	$ (11,080)	$ (9,198)	$ (18,189)	$ (19,800)	$ (42,263)	$ (53,906)
Net loss per share-Basic and diluted	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.002)	$ (0.003)
Average number of shares of common stock outstanding	18,757,565	16,757,565	18,757,565	16,757,565	17,462,770	16,449,346